UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
                                                -----------------

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Maverick Capital, Ltd.
              -----------------------------------
   Address:   300 Crescent Court
              -----------------------------------
              18th Floor
              -----------------------------------
              Dallas, TX 75201
              -----------------------------------

Form 13F File Number:  28-06270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    John T. McCafferty
          ----------------------------------
   Title:   General Counsel
          ----------------------------------
   Phone:   214.880.4000
          ----------------------------------

Signature, Place, and Date of Signing:

   /s/ John T. McCafferty             Dallas, TX            February 17, 2009
---------------------------    ------------------------   --------------------
         [Signature]                [City, State]                [Date]

Report Type (Check one only):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                                 -----------------

Form 13F Information Table Entry Total:          67
                                                 -----------------

Form 13F Information Table Value Total:          $4,877,585
                                                 -----------------
                                                 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                    FORM 13F INFORMATION TABLE

     COLUMN 1         COLUMN 2    COLUMN 3    COLUMN 4           COLUMN 5           COLUMN 6     COLUMN 7           COLUMN 8
                      TITLE OF                 VALUE     SHRS OR      SH/   PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
  NAME OF ISSUER       CLASS      CUSIP      (X$1000)    PRN AMT      PRN   CALL   DISCRETION    MANAGERS     SOLE     SHARED  NONE
------------------- ------------ ---------- ----------- ------------ ------ ----- ------------ ----------- ----------- ------ ------
AMERICA MOVIL SAB     SPON ADR
DE CV                   L SHS     02364W105    107,716    3,475,831    SH              SOLE                 3,475,831     0      0
AMERICAN TOWER CORP     CL A      029912201     39,326    1,341,260    SH              SOLE                 1,341,260     0      0
AMGEN INC                COM      031162100    180,964    3,133,580    SH              SOLE                 3,133,580     0      0
APOLLO GROUP INC        CL A      037604105    121,849    1,590,305    SH              SOLE                 1,590,305     0      0
APPLE INC                COM      037833100    164,246    1,924,387    SH              SOLE                 1,924,387     0      0
ATHENAHEALTH INC         COM      04685W103     24,380      648,050    SH              SOLE                   648,050     0      0
BAXTER INTL INC          COM      071813109    118,376    2,208,927    SH              SOLE                 2,208,927     0      0
BERKSHIRE HATHAWAY
INC DEL                 CL A      084670108    102,976        1,066    SH              SOLE                     1,066     0      0
BERKSHIRE HATHAWAY
INC DEL                 CL B      084670207     63,171       19,655    SH              SOLE                    19,655     0      0
BIOGEN IDEC INC          COM      09062X103     88,618    1,860,560    SH              SOLE                 1,860,560     0      0
BLUEFLY INC            COM NEW    096227301      2,194    3,038,628    SH              SOLE                 3,038,628     0      0
BPW ACQUISITION         UNIT
CORP                  99/99/9999  055637201     17,640    2,000,000    SH              SOLE                 2,000,000     0      0
CARNIVAL CORP         PAIRED CTF  143658300    109,953    4,521,084    SH              SOLE                 4,521,084     0      0
CHICOS FAS INC           COM      168615102     25,604    6,125,432    SH              SOLE                 6,125,432     0      0
CITIZENS REPUBLIC
BANCORP IN               COM      174420109     10,091    3,386,136    SH              SOLE                 3,386,136     0      0
CITRIX SYS INC           COM      177376100     85,117    3,611,235    SH              SOLE                 3,611,235     0      0
COGNIZANT
TECHNOLOGY SOLUTIO      CL A      192446102     93,817    5,194,728    SH              SOLE                 5,194,728     0      0
COVIDIEN LTD             COM      G2552X108     97,303    2,684,953    SH              SOLE                 2,684,953     0      0
CUMMINS INC              COM      231021106     68,182    2,550,750    SH              SOLE                 2,550,750     0      0
CVS CAREMARK
CORPORATION              COM      126650100    207,179    7,208,738    SH              SOLE                 7,208,738     0      0
CYPRESS
BIOSCIENCES INC     COM PAR $.02  232674507     23,137    3,382,588    SH              SOLE                 3,382,588     0      0
DEVRY INC DEL            COM      251893103     96,064    1,673,297    SH              SOLE                 1,673,297     0      0
DICKS SPORTING
GOODS INC                COM      253393102     50,010    3,544,321    SH              SOLE                 3,544,321     0      0
DIRECTV GROUP INC        COM      25459L106    114,467    4,996,390    SH              SOLE                 4,996,390     0      0
DISCOVERY
COMMUNICATNS NEW      COM SER A   25470F104     55,222    3,899,847    SH              SOLE                 3,899,847     0      0
DISCOVERY
COMMUNICATNS NEW      COM SER C   25470F302     48,672    3,634,940    SH              SOLE                 3,634,940     0      0
EATON CORP               COM      278058102     90,494    1,820,432    SH              SOLE                 1,820,432     0      0
FIDELITY NATL
INFORMATION SV           COM      31620M106    116,879    7,183,700    SH              SOLE                 7,183,700     0      0
FINISH LINE INC         CL A      317923100     19,362    3,457,588    SH              SOLE                 3,457,588     0      0
FIRST
ADVANTAGE CORP          CL A      31845F100     15,352    1,084,915    SH              SOLE                 1,084,915     0      0
FIRST SOLAR INC          COM      336433107     98,800      716,146    SH              SOLE                   716,146     0      0
GENENTECH INC          COM NEW    368710406     74,790      902,060    SH              SOLE                   902,060     0      0
GILEAD SCIENCES INC      COM      375558103    138,674    2,711,664    SH              SOLE                 2,711,664     0      0
GMARKET INC            SPON ADR   38012G100     23,929    1,387,202    SH              SOLE                 1,387,202     0      0
GYMBOREE CORP            COM      403777105     17,870      684,954    SH              SOLE                   684,954     0      0
HANESBRANDS INC          COM      410345102     59,462    4,663,671    SH              SOLE                 4,663,671     0      0
HEALTH NET INC           COM      42222G108      4,631      425,282    SH              SOLE                   425,282     0      0
HOME INNS & HOTELS
MGMT INC               SPON ADR   43713W107     25,362    2,955,961    SH              SOLE                 2,955,961     0      0
INFINERA
CORPORATION              COM      45667G103     38,896    4,341,069    SH              SOLE                 4,341,069     0      0
INTERVAL LEISURE
GROUP INC                COM      46113M108      2,200      408,076    SH              SOLE                   408,076     0      0
JPMORGAN &
CHASE & CO               COM      46625H100     91,758    2,910,184    SH              SOLE                 2,910,184     0      0
LENDER PROCESSING
SVCS INC                 COM      52602E102     78,628    2,669,896    SH              SOLE                 2,669,896     0      0

     COLUMN 1         COLUMN 2    COLUMN 3    COLUMN 4           COLUMN 5           COLUMN 6     COLUMN 7           COLUMN 8
                      TITLE OF                 VALUE     SHRS OR      SH/   PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
  NAME OF ISSUER       CLASS      CUSIP      (X$1000)    PRN AMT      PRN   CALL   DISCRETION    MANAGERS     SOLE     SHARED  NONE
------------------- ------------ ---------- ----------- ------------ ------ ----- ------------ ----------- ----------- ------ ------
LIBERTY MEDIA          ENT COM
CORP NEW                SER A     53071M500    115,484    6,606,644    SH              SOLE                 6,606,644     0      0
LORILLARD INC            COM      544147101    101,441    1,800,194    SH              SOLE                 1,800,194     0      0
MACYS INC                COM      55616P104     84,391    8,153,755    SH              SOLE                 8,153,755     0      0
MARVELL TECHNOLOGY
GROUP LTD                ORD      G5876H105    117,013   17,543,155    SH              SOLE                 17,543,155    0      0
MSCI INC                CL A      55354G100     27,742    1,562,028    SH              SOLE                 1,562,028     0      0
NETAPP INC               COM      64110D104     39,259    2,810,219    SH              SOLE                 2,810,219     0      0
NEWSTAR
FINANCIAL INC            COM      65251F105     10,913    2,735,052    SH              SOLE                 2,735,052     0      0
PALM INC NEW             COM      696643105     26,300    8,566,654    SH              SOLE                 8,566,654     0      0
PETROQUEST
ENERGY INC               COM      716748108     17,924    2,651,523    SH              SOLE                 2,651,523     0      0
PFIZER INC               COM      717081103     99,352    5,609,916    SH              SOLE                 5,609,916     0      0
PRICELINE COM INC      COM NEW    741503403    102,258    1,388,432    SH              SOLE                 1,388,432     0      0
QUALCOMM INC             COM      747525103    187,614    5,236,226    SH              SOLE                 5,236,226     0      0
RAYTHEON CO            COM NEW    755111507    203,583    3,988,697    SH              SOLE                 3,988,697     0      0
RENAISSANCERE
HOLDINGS LTD             COM      G7496G103     57,889    1,122,756    SH              SOLE                 1,122,756     0      0
RESEARCH IN
MOTION LTD               COM      760975102    121,959    3,005,409    SH              SOLE                 3,005,409     0      0
SOUTH FINL
GROUP INC                COM      837841105      6,572    1,521,353    SH              SOLE                 1,521,353     0      0
STAPLES INC              COM      855030102    124,852    6,967,179    SH              SOLE                 6,967,179     0      0
STATE STR CORP           COM      857477103     40,487    1,029,423    SH              SOLE                 1,029,423     0      0
TEXTRON INC              COM      883203101     31,872    2,297,922    SH              SOLE                 2,297,922     0      0
THERMO FISHER
SCIENTIFIC INC           COM      883556102     42,719    1,253,858    SH              SOLE                 1,253,858     0      0
ULTRA CLEAN
HLDGS INC                COM      90385V107        402      200,000    SH              SOLE                   200,000     0      0
UNIVERSAL
AMERICAN CORP            COM      913377107      1,896      214,925    SH              SOLE                   214,925     0      0
WYETH                    COM      983024100    114,266    3,046,282    SH              SOLE                 3,046,282     0      0
XENOPORT INC             COM      98411C100     35,541    1,417,100    SH              SOLE                 1,417,100     0      0
XTO ENERGY INC           COM      98385X106    152,495    4,323,659    SH              SOLE                 4,323,659     0      0